Share-based compensation - Share options granted (Details)	12 Months Ended
	Sep. 30, 2022 Options £ / shares	Sep. 30, 2022 Options $ / shares	Sep. 30, 2021 Options £ / shares	Sep. 30, 2020 Options £ / shares
Share-based compensation
Outstanding at beginning of period (in shares)			8,451,872
Outstanding at beginning of period (in shares)	183,497	183,497	161,250	72,700
Granted during the period (in shares)			55,210	88,550
Forfeited/lapsed during the period (in shares)	(447,058)	(447,058)	(32,963)
Outstanding at end of period (in shares)	8,004,813	8,004,813	183,497	161,250
Exercisable at end of period (in shares)	1,253,062	1,253,062	17,167
Outstanding at beginning of period (in dollars per share) | £ / shares	£ 0.0001		£ 0.0001	£ 0.0001
Granted during the period (in dollars per share) | £ / shares			0.0001	0.0001
Forfeited/lapsed during the period (in dollars per share) | £ / shares	0.0001		0.0001
Outstanding at end of period (in dollars per share) | (per share)	£ 0.0001	$ 0.0001	£ 0.0001	£ 0.0001